Offerings - Offering: 1	Jul. 23, 2025 USD ($) shares Rate
Offering:
Other Rule	true
Security Type	Equity
Security Class Title	Common stock $0.001 par value per share
Amount Registered | shares	5,000,000
Proposed Maximum Offering Price per Unit	510.68
Maximum Aggregate Offering Price	$ 2,553,400,000
Fee Rate | Rate	0.01531%
Amount of Registration Fee	$ 390,925.54
Offering Note
This Registration Statement (the “Registration Statement”) registers the issuance of the common stock of Intuitive Surgical, Inc. (the “Registrant”), par value $0.001 (the “Common Stock”) issuable pursuant to restricted stock units assumed by the Registrant as a result of the Registrant’s Amended and Restated 2010 Incentive Award Plan.
Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement also covers an indeterminate number of additional shares that may be offered or issued as a result of any stock dividend, stock split, recapitalization, or similar transaction effected without the receipt of consideration that results in an increase in the number of the outstanding shares of Common Stock.
Estimated solely for the purpose of calculating the registration fee pursuant to Rules 457(c) and 457(h) under the Securities Act, based on the average of the high and low prices of the Registrant’s Common Stock as reported on the Nasdaq Global Select Market on July 16, 2025.